Shareholder Loans and liabilities to banks - Shareholder Loans (Details) € in Thousands	12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jan. 31, 2021 item
Fixed Interest Shareholder Loans
Disclosure of detailed information about borrowings
Number of loans fully repaid | item			2
Gain on extinguishment of the loans	€ 7,601
Amount outstanding		€ 0
Fixed Interest Shareholder Loan I
Disclosure of detailed information about borrowings
Interest expenses	€ 5,990